Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.2%
Security	Principal Amount (000's omitted)	Value
ARES LXXII CLO Ltd., Series 2024-72A, Class E, 10.318%, (3 mo. SOFR + 6.00%), 7/15/36(1)(2)	$1,500	$ 1,512,532
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.434%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,300	1,300,065
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.329%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,007,047
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,002,518
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,503,732
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.718%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,256,568
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 11.287%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	501,860
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.837%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,004,349
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	972,675
Neuberger Berman Loan Advisers CLO 48 Ltd.:
Series 2022-48A, Class E, 10.819%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,000,050
Series 2022-48A, Class ER, (3 mo. SOFR + 4.90%), 4/25/36(1)(3)	1,000	1,005,000
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	501,406
Series 2019-1A, Class DR, 10.995%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	1,000,050
Series 2019-1A, Class ER2, (3 mo. SOFR + 4.90%), 8/14/38(1)(3)	1,000	1,005,000
RR 29 Ltd., Series 2024-29RA, Class DR, 10.168%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	650	659,247
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 10.269%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	1,500	1,516,501
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.357%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	1,000,577
Voya CLO Ltd., Series 2013-1A, Class DR, 11.059%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,876,192
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.819%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,300	1,296,728
Total Asset-Backed Securities (identified cost $20,912,215)		$ 20,922,097

Common Stocks — 1.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(4)(5)(6)	58	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	20,728	$ 300,556
		$ 300,556
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(4)(5)(6)	529	$ 1,040,390
		$ 1,040,390
Electronics/Electrical — 0.0%†
Skillsoft Corp.(5)(6)	2,823	$ 43,390
		$ 43,390
Health Care — 0.4%
Cano Health, Inc.(5)(6)	108,091	$ 391,830
Envision Parent, Inc.(5)(6)	49,670	851,840
		$ 1,243,670
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	81,273	$ 796,475
Serta SSB Equipment Co.(4)(5)(6)	81,273	0
		$ 796,475
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	15,179	$ 0
		$ 0
Pharmaceuticals — 0.9%
Mallinckrodt International Finance SA(5)(6)	30,561	$ 2,996,888
		$ 2,996,888
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(4)(5)(6)	506	$ 0
Jubilee Enterprise PCL, Class A2(4)(5)(6)	404,596	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	613	$ 0
		$ 0

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $7,452,684)		$ 6,421,369

Corporate Bonds — 5.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 200,358
TransDigm, Inc., 4.875%, 5/1/29	700	687,833
		$ 888,191
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 602,216
		$ 602,216
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,006,082
		$ 1,006,082
Building and Development — 0.4%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 626,831
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	619,569
		$ 1,246,400
Business Equipment and Services — 0.0%†
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$167	$ 167,870
		$ 167,870
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 592,029
		$ 592,029
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 219,367
		$ 219,367
Security	Principal Amount (000's omitted)	Value
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 488,978
		$ 488,978
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 622,469
		$ 622,469
Distribution & Wholesale — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$1,000	$ 999,271
		$ 999,271
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 356,268
		$ 356,268
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 597,370
		$ 597,370
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 594,812
		$ 594,812
Health Care — 0.6%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 594,463
Medline Borrower LP, 5.25%, 10/1/29(1)	241	238,817
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,074,457
		$ 1,907,737
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 613,661
		$ 613,661
Home Furnishings — 0.2%
Somnigroup International, Inc., 4.00%, 4/15/29(1)	$625	$ 601,373
		$ 601,373
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 626,890
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	585,772
		$ 1,212,662

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 551,499
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	625,489
		$ 1,176,988
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 259,942
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	625,332
		$ 885,274
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$446	$ 468,212
		$ 468,212
Real Estate Investment Trusts (REITs) — 0.0%†
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$134	$ 132,261
		$ 132,261
Retail — 0.0%†
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$31	$ 32,329
		$ 32,329
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$504	$ 500,202
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	923,035
		$ 1,423,237
Total Corporate Bonds (identified cost $16,360,037)		$ 16,835,057

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
Citybrewing Topco LLC(5)	30,425	$ 304,250
		$ 304,250
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	8,459	$ 200,901
Security	Shares	Value
Technology (continued)
Cohesity Global, Inc.: (continued)
Series G1(5)	5,844	$ 138,795
		$ 339,696
Total Preferred Stocks (identified cost $597,461)		$ 643,946

Senior Floating-Rate Loans — 141.0%(7)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.1%
Air Comm Corp. LLC:
Term Loan, 7.058% - 7.064%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	1,338	$ 1,343,525
Term Loan, 12/11/31(8)	84	84,406
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.829%, (3 mo. USD Term SOFR + 4.50%), 2/11/32	599	600,744
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(4)(9)	408	328,278
Kaman Corp.:
Term Loan, 2/26/32(10)	1,097	1,099,984
Term Loan, 2/26/32(10)	103	103,772
Novaria Holdings LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	397	397,831
TransDigm, Inc., Term Loan, 2/28/31(10)	2,500	2,504,825
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	575	579,313
		$ 7,042,678
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	597	$ 599,164
		$ 599,164
Airlines — 0.6%
American Airlines, Inc., Term Loan, 6.576%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	1,978	$ 1,974,152
		$ 1,974,152
Apparel & Luxury Goods — 0.8%
Gloves Buyer, Inc., Term Loan, 8.316%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	2,000	$ 1,974,250

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		597	$ 600,445
			$ 2,574,695
Auto Components — 4.1%
Adient U.S. LLC, Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		1,605	$ 1,609,875
Autokiniton U.S. Holdings, Inc., Term Loan, 8.431%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,197	3,130,251
Clarios Global LP:
Term Loan, 4.867%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	740,202
Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		2,109	2,112,253
DexKo Global, Inc.:
Term Loan, 5.867%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	354,258
Term Loan, 5.867%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	520,255
Term Loan, 8.181%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		677	664,206
Garrett LX I SARL, Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		748	750,746
Lippert Colipper, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		349	351,962
LTI Holdings, Inc., Term Loan, 8.566%, (1 mo. USD Term SOFR + 4.25%), 7/29/29		1,241	1,246,958
RealTruck Group, Inc.:
Term Loan, 8.181%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		1,781	1,645,366
Term Loan, 9.431%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		691	650,207
			$ 13,776,539
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		648	$ 630,485
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,451	1,428,269
			$ 2,058,754
Beverages — 1.6%
Arterra Wines Canada, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		1,049	$ 1,033,162
Celsius Holdings, Inc., Term Loan, 7.541%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		675	681,821
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC:
Term Loan, 8.079%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		604	$ 166,196
Term Loan, 10.568%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		196	53,876
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		2,400	2,406,195
Sazerac Co., Inc., Term Loan, 6.86%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		925	931,114
			$ 5,272,364
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.681%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,230	$ 1,236,539
			$ 1,236,539
Broadline Retail — 0.9%
Peer Holding III BV:
Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	550	$ 648,499
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,111	1,114,131
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,318	1,322,660
			$ 3,085,290
Building Products — 2.0%
Cornerstone Building Brands, Inc., Term Loan, 7.713%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		1,765	$ 1,679,155
LBM Acquisition LLC:
Term Loan, 8.21%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		450	438,588
Term Loan, 6/6/31(10)		350	347,638
LHS Borrower LLC, Term Loan, 9.166%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		1,004	970,164
MI Windows & Doors LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		1,980	1,991,454
Oscar AcquisitionCo LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 4/29/29		1,264	1,155,590
Standard Industries, Inc., Term Loan, 6.089%, (1 mo. USD Term SOFR + 1.75%), 9/22/28		308	309,005
			$ 6,891,594
Capital Markets — 5.6%
Advisor Group, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		1,738	$ 1,739,545

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
AllSpring Buyer LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		1,316	$ 1,322,592
Aretec Group, Inc., Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		1,906	1,909,854
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		786	789,815
Edelman Financial Center LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		2,464	2,469,947
EIG Management Co. LLC, Term Loan, 9.323%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		380	379,969
FinCo I LLC, Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		1,228	1,227,564
Focus Financial Partners LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		2,544	2,545,509
Franklin Square Holdings LP, Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		965	968,870
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		2,231	2,232,709
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		1,117	1,117,872
Mariner Wealth Advisors LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		1,817	1,823,582
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		571	573,541
			$ 19,101,369
Chemicals — 5.6%
AAP Buyer, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 9/9/31		423	$ 424,199
Aruba Investments Holdings LLC:
Term Loan, 5.867%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	503	558,101
Term Loan, 8.416%, (1 mo. USD Term SOFR + 4.00%), 11/24/27		1,497	1,458,611
Charter NEX U.S., Inc., Term Loan, 7.107%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		2,212	2,223,950
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		1,143	1,141,914
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 5.867%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	284,573
Term Loan, 8.666%, (1 mo. USD Term SOFR + 4.25%), 4/2/29		1,033	937,298
INEOS U.S. Finance LLC:
Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		1,017	921,459
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		1,531	1,409,602
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	1,051	$ 932,748
Minerals Technologies, Inc., Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	498	498,900
Momentive Performance Materials, Inc., Term Loan, 8.316%, (1 mo. USD Term SOFR + 4.00%), 3/29/28	1,220	1,227,497
Nouryon Finance BV, Term Loan, 7.611%, (1 mo. USD Term SOFR + 3.25%), 4/3/28	616	618,362
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,142	2,136,538
Rohm Holding GmbH, Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29	1,438	1,349,569
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	489	458,782
Tronox Finance LLC:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	1,495	1,368,077
Term Loan, 6.796% - 6.816%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	398	352,140
W.R. Grace & Co.-Conn., Term Loan, 7.341%, (1 mo. USD Term SOFR + 3.00%), 3/16/27	625	625,781
		$ 18,928,101
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,596	$ 1,604,086
Allied Universal Holdco LLC, Term Loan, 8/6/32(10)	1,500	1,506,900
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28	199	200,719
Belfor Holdings, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	578	581,797
EnergySolutions LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,392	1,405,274
Foundever Worldwide Corp., Term Loan, 8.181%, (1 mo. USD Term SOFR + 3.75%), 8/28/28	672	286,515
Garda World Security Corp., Term Loan, 7.362%, (1 mo. USD Term SOFR + 3.00%), 2/1/29	2,389	2,393,157
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)	550	554,642
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,400	1,400,875
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30	1,464	1,470,531
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31	1,900	1,912,664

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28	955	$ 942,121
MV Holding GmbH, Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 3/17/32	575	576,978
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	893	893,444
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31	599	602,764
TMF Group Holding BV, Term Loan, 7.036%, (3 mo. USD Term SOFR + 2.75%), 5/3/28	369	371,102
		$ 16,703,569
Construction Materials — 1.3%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32	249	$ 249,999
Quikrete Holdings, Inc.:
Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	2,419	2,423,282
Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	1,621	1,622,461
		$ 4,295,742
Consumer Finance — 0.3%
CPI Holdco B LLC, Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	1,141	$ 1,140,839
		$ 1,140,839
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29	415	$ 380,017
		$ 380,017
Containers & Packaging — 1.8%
Altium Packaging LLC, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	446	$ 439,305
Berlin Packaging LLC, Term Loan, 7.604%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	1,753	1,759,617
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.491%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	2,058	2,058,217
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29	300	48,429
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower LLC, Term Loan, 8.195% - 8.318%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		1,283	$ 1,285,352
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	525	617,158
			$ 6,208,078
Distributors — 0.5%
Parts Europe SA, Term Loan, 5.274%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,425	$ 1,679,352
Phillips Feed Service, Inc., Term Loan, 11.416%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(4)		109	67,222
			$ 1,746,574
Diversified Consumer Services — 2.7%
Ascend Learning LLC:
Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,051	$ 1,052,046
Term Loan - Second Lien, 10.166%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		1,058	1,060,592
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		1,396	1,401,609
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		2,355	2,360,687
Lernen Bidco Ltd., Term Loan, 8.083%, (3 mo. USD Term SOFR + 3.75%), 10/27/31		496	498,431
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		666	670,957
Wand NewCo 3, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		2,036	2,034,821
			$ 9,079,143
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	575	$ 667,086
Sandy BidCo BV, Term Loan, 6.261%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	950	1,109,921
			$ 1,777,007
Diversified Telecommunication Services — 2.7%
Altice France SA, Term Loan, 9.818%, (3 mo. USD Term SOFR + 5.50%), 8/15/28		1,216	$ 1,118,595
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(4)		1,113	20,481
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(4)		433	433,433

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 8.566%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		600	$ 604,251
Lumen Technologies, Inc., Term Loan, 6.781%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		990	985,167
Virgin Media Bristol LLC, Term Loan, 7.728%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		4,250	4,246,621
Zayo Group Holdings, Inc., Term Loan, 5.117%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,388	1,579,958
			$ 8,988,506
Electric Utilities — 1.2%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		2,061	$ 2,069,901
MRP Buyer LLC:
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 6/4/32		1,796	1,770,548
Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 6/4/32(8)		229	225,342
			$ 4,065,791
Electrical Equipment — 1.2%
Nvent Electric PLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		1,050	$ 1,056,725
WEC U.S. Holdings Ltd., Term Loan, 6.604%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		2,970	2,973,520
			$ 4,030,245
Electronic Equipment, Instruments & Components — 2.5%
Chamberlain Group, Inc.:
Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.25%), 11/3/28		2,413	$ 2,416,340
Term Loan, 7/22/32(10)		150	150,244
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,309	1,305,285
Ingram Micro, Inc., Term Loan, 6.56%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		1,225	1,234,625
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		192	193,620
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		807	812,205
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		633	604,760
Verisure Holding AB:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	999,725
Term Loan, 5.194%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	248	291,844
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Viavi Solutions, Inc., Term Loan, 6/15/32(10)		625	$ 627,150
			$ 8,635,798
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 15.43%, (1 mo. USD Term SOFR + 11.00%), 4.43% cash, 11.00% PIK, 12/31/25(4)		68	$ 9,086
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		1,341	1,347,342
			$ 1,356,428
Engineering & Construction — 2.3%
American Residential Services LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 2/2/32		600	$ 600,378
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		420	358,747
Azuria Water Solutions, Inc.:
Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		1,674	1,679,451
Term Loan, 5/17/28(8)		62	61,891
Construction Partners, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		498	499,366
Crown Subsea Communications Holding, Inc., Term Loan, 1/30/31(10)		1,300	1,312,597
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		2,131	2,146,477
Platea BC Bidco AB:
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31	EUR	688	811,412
Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 4/3/31(8)	EUR	138	162,282
			$ 7,632,601
Entertainment — 2.4%
City Football Group Ltd., Term Loan, 7.931%, (1 mo. USD Term SOFR + 3.50%), 7/22/30		968	$ 970,144
Creative Artists Agency LLC, Term Loan, 10/1/31(10)		1,000	1,003,215
Dorna Sports SL, Term Loan, 8/11/32(10)	EUR	200	235,421
EOC Borrower LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		3,000	3,012,510
Pretzel Parent, Inc., Term Loan, 8.816%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		898	899,770
Renaissance Holding Corp., Term Loan, 8.316%, (1 mo. USD Term SOFR + 4.00%), 4/5/30		680	588,406
Varsity Brands, Inc., Term Loan, 7.448%, (3 mo. USD Term SOFR + 3.25%), 8/26/31		998	1,002,024

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue Entertainment International Ltd., Term Loan, 10.759%, (6 mo. EURIBOR + 8.50%), 2.359% cash, 8.40% PIK, 12/31/27	EUR	319	$ 242,223
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	88,693
			$ 8,042,406
Financial Services — 1.8%
NCR Atleos LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		576	$ 581,158
Nuvei Technologies Corp., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 11/17/31		499	499,590
Orion U.S. Finco, Inc., Term Loan, 5/20/32(10)		700	705,502
Planet U.S. Buyer LLC, Term Loan, 7.198% - 7.315%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 2/7/31		1,163	1,170,957
Stepstone Group Midco 2 GmbH, Term Loan, 8.608% - 8.651%, (3 mo. USD Term SOFR + 4.50%), 12/19/31		750	727,504
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		798	799,995
Walker & Dunlop, Inc., Term Loan, 6.11%, (1 mo. USD Term SOFR + 1.75%), 3/14/32		673	673,313
WEX, Inc., Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		798	796,751
			$ 5,954,770
Food Products — 2.0%
CHG PPC Parent LLC, Term Loan, 7.431%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		387	$ 388,333
Del Monte Foods, Inc.:
DIP Loan, 13.961%, (1 mo. USD Term SOFR + 9.60%), 4/2/26		440	424,538
Term Loan, 12.452%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		111	56,829
Term Loan, 12.474%, (3 mo. USD Term SOFR + 8.00%), 8/2/28		125	63,936
Term Loan, 13.961% - 13.966%, (1 mo. USD Term SOFR + 9.60%), 4/2/26		574	466,201
Term Loan - Second Lien, 0.00%, 8/2/28(9)		880	90,195
Newly Weds Foods, Inc., Term Loan, 6.61%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		1,125	1,126,406
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		1,960	1,965,845
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
POP Bidco SAS, Term Loan, 6.583%, (6 mo. EURIBOR + 4.50%), 11/26/31	EUR	1,125	$ 1,323,705
United Petfood Finance BV, Term Loan, 4.577%, (6 mo. EURIBOR + 2.50%), 2/26/32	EUR	775	909,130
			$ 6,815,118
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		2,622	$ 2,623,186
			$ 2,623,186
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32(8)		57	$ 56,959
Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		793	797,427
			$ 854,386
Health Care Equipment & Supplies — 2.0%
Bausch & Lomb Corp., Term Loan, 1/15/31(10)		1,500	$ 1,504,020
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		1,728	1,734,879
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		2,547	2,486,090
Medline Borrower LP, Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		1,102	1,102,959
			$ 6,827,948
Health Care Providers & Services — 8.3%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		1,600	$ 1,610,140
Biogroup-LCD, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	250	272,733
Cano Health LLC, Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		507	429,319
CCRR Parent, Inc., Term Loan, 8.711%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		2,627	899,716
Ceva Sante Animale, Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		395	396,496
CNT Holdings I Corp., Term Loan, 6.558%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		1,541	1,541,918
Concentra Health Services, Inc., Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		348	350,321
Electron BidCo, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		955	958,091

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		1,389	$ 1,396,270
Hanger, Inc.:
Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		1,083	1,086,163
Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		140	140,147
Heartland Dental LLC, Term Loan, 8/25/32(10)		1,125	1,126,406
IVC Acquisition Ltd.:
Term Loan, 6.014%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,350	1,591,415
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		1,010	1,017,230
MDVIP, Inc., Term Loan, 7.34%, (1 mo. USD Term SOFR + 3.00%), 10/14/31		725	726,508
Medical Solutions Holdings, Inc., Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		2,453	960,887
Midwest Physician Administrative Services LLC, Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		798	751,039
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.166%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		1,906	1,885,898
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		57	56,572
Option Care Health, Inc., Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		362	364,307
Pacific Dental Services LLC, Term Loan, 7.091%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		1,163	1,166,046
Phoenix Guarantor, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		1,560	1,563,687
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		693	695,273
Raven Acquisition Holdings LLC:
Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		1,397	1,401,737
Term Loan, 11/19/31(8)		100	100,375
Select Medical Corp., Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		896	898,858
Sound Inpatient Physicians, Term Loan - Second Lien, 9.557%, (3 mo. USD Term SOFR + 5.00%), 8.057% cash, 1.50% PIK, 6/28/28		413	397,699
Surgery Center Holdings, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,220	2,224,845
Synlab Bondco PLC:
Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	379,003
Term Loan, 5.694%, (3 mo. EURIBOR + 3.75%), 4/16/31	EUR	525	611,664
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
TTF Holdings LLC, Term Loan, 7.794%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		444	$ 442,358
U.S. Anesthesia Partners, Inc., Term Loan, 8.718%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		696	694,788
			$ 28,137,909
Health Care Technology — 3.3%
athenahealth Group, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		2,249	$ 2,250,499
Certara LP, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		926	932,061
Cotiviti Corp., Term Loan - Second Lien, 3/26/32(10)		2,500	2,500,512
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		1,433	1,440,495
PointClickCare Technologies, Inc., Term Loan, 7.082%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,245	1,250,673
Press Ganey Holdings, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 4/30/31		620	620,313
Project Ruby Ultimate Parent Corp., Term Loan, 7.181%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,200	1,202,973
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,094	966,709
			$ 11,164,235
Hotels, Restaurants & Leisure — 4.6%
Betclic Everest Group, Term Loan, 5.003%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	425	$ 500,936
Caesars Entertainment, Inc., Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		2,222	2,218,820
Fertitta Entertainment LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,955	1,955,894
Flutter Financing BV, Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		1,733	1,727,375
Herschend Entertainment Co. LLC, Term Loan, 7.573%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		375	378,067
Horizon U.S. Finco LP, Term Loan, 9.058%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,469	1,452,021
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,407	1,365,820
Scientific Games Holdings LP, Term Loan, 7.286%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		1,960	1,942,563
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		746	746,865

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 8/13/32(10)	1,025	$ 1,026,922
Voyager Parent LLC, Term Loan, 9.041%, (3 mo. USD Term SOFR + 4.75%), 7/1/32	2,250	2,257,402
		$ 15,572,685
Household Durables — 2.2%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28	2,830	$ 2,311,270
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	678	656,737
Madison Safety & Flow LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 9/26/31	695	698,224
PHRG Intermediate LLC, Term Loan, 8.316%, (1 mo. USD Term SOFR + 4.00%), 2/20/32	925	927,021
Serta Simmons Bedding LLC:
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	1,558	1,450,767
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	169	169,160
Somnigroup International, Inc., Term Loan, 6.61%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	1,349	1,353,810
		$ 7,566,989
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	1,712	$ 1,276,343
		$ 1,276,343
Independent Power and Renewable Electricity Producers — 1.0%
Cogentrix Finance Holdco I LLC, Term Loan, 2/26/32(10)	1,500	$ 1,505,625
Invenergy Thermal Operating I LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 5/17/32	914	924,917
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 5/17/32	61	61,661
Talen Energy Supply LLC, Term Loan, 12/15/31(10)	1,000	1,004,730
		$ 3,496,933
Insurance — 4.1%
Acrisure LLC, Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	2,000	$ 2,001,570
Alera Group, Inc., Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 5/31/32	1,775	1,784,328
Alliant Holdings Intermediate LLC, Term Loan, 6.823%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	888	886,949
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
AmWINS Group, Inc., Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		507	$ 507,365
Broadstreet Partners, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		1,639	1,640,324
Financiere CEP SAS, Term Loan, 5.867%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	646,932
IMA Financial Group, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		923	924,982
Ryan Specialty Group LLC, Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		1,144	1,149,113
Siaci Saint Honore, Term Loan, 5.427%, (3 mo. EURIBOR + 3.50%), 7/23/32	EUR	1,025	1,203,830
Trucordia Insurance Holdings LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		1,325	1,332,460
Truist Insurance Holdings LLC:
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		483	484,020
Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	269,353
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		990	990,087
			$ 13,821,313
Interactive Media & Services — 2.0%
Aragorn Parent Corp., Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		1,426	$ 1,437,848
Arches Buyer, Inc., Term Loan, 7.666%, (1 mo. USD Term SOFR + 3.25%), 12/6/27		1,949	1,954,768
Foundational Education Group, Inc., Term Loan, 8.681%, (1 mo. USD Term SOFR + 4.25%), 8/31/28		1,423	1,231,220
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		2,080	2,036,556
			$ 6,660,392
IT Services — 6.2%
Asurion LLC:
Term Loan, 8.416%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		1,202	$ 1,199,515
Term Loan - Second Lien, 9.681%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		2,070	2,020,837
Term Loan - Second Lien, 9.681%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		1,425	1,357,868
Endure Digital, Inc., Term Loan, 7.964%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		3,945	2,860,208
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		1,330	1,311,018

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Go Daddy Operating Co. LLC:
Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		1,789	$ 1,792,318
Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 5/30/31		347	347,068
Indy U.S. Bidco, LLC, Term Loan, 4.90%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	300	351,809
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		3,143	3,051,381
Nielsen Consumer, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		1,150	1,146,165
Plano HoldCo, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		549	536,281
Rackspace Finance LLC:
Term Loan, 10.722%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		1,710	1,736,533
Term Loan - Second Lien, 7.222%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		3,622	1,852,417
Sedgwick Claims Management Services, Inc., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		1,206	1,210,919
Shift4 Payments LLC, Term Loan, 7.079%, (3 mo. USD Term SOFR + 2.75%), 6/30/32		250	252,449
			$ 21,026,786
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,535	$ 1,545,966
			$ 1,545,966
Life Sciences Tools & Services — 1.3%
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	500	$ 589,375
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		358	360,860
Parexel International Corp., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 11/15/28		1,500	1,503,127
Sotera Health Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 5/30/31		1,996	2,003,736
			$ 4,457,098
Machinery — 9.5%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		474	$ 473,962
AI Aqua Merger Sub, Inc., Term Loan, 7.351%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		2,145	2,148,537
American Trailer World Corp., Term Loan, 8.166%, (1 mo. USD Term SOFR + 3.75%), 3/3/28		1,295	1,101,653
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.458%, (3 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.958% PIK, 2/8/30		1,357	$ 1,011,216
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		570	476,067
Astro Acquisition LLC, Term Loan, 8/30/32(10)		625	626,563
Clark Equipment Co., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		858	861,174
Cleanova U.S. Holdings LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		525	525,000
Conair Holdings LLC, Term Loan, 8.181%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		2,118	1,408,138
CPM Holdings, Inc., Term Loan, 8.854%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		1,236	1,210,057
Crown Equipment Corp., Term Loan, 6.604%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		970	975,281
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		874	879,119
EMRLD Borrower LP:
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		724	723,539
Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 8/4/31		968	966,971
Engineered Machinery Holdings, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		3,476	3,502,327
Filtration Group Corp., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 10/21/28		627	630,778
Gates Global LLC, Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 6/4/31		2,382	2,381,333
Icebox Holdco III, Inc., Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 12/22/28		702	707,199
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		2,406	2,412,675
Pro Mach Group, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		1,477	1,483,303
Roper Industrial Products Investment Co. LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		1,698	1,701,940
SPX Flow, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		1,627	1,638,538
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	1,375	1,615,151
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		2,075	2,085,044
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	650	760,005
			$ 32,305,570

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 1.0%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	727	$ 726,386
Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	599	595,696
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	547	548,448
Emerald X, Inc., Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	225	226,337
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	658	659,445
Gray Television, Inc., Term Loan, 7.468%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	440	439,381
Hubbard Radio LLC, Term Loan, 8.816%, (1 mo. USD Term SOFR + 4.50%), 9/30/27	518	289,028
		$ 3,484,721
Metals/Mining — 1.0%
Arsenal AIC Parent LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,502	$ 1,505,472
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32	923	925,714
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29	690	550,041
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	387	368,952
		$ 3,350,179
Oil, Gas & Consumable Fuels — 3.1%
Epic Crude Services LP, Term Loan, 6.829%, (3 mo. USD Term SOFR + 2.50%), 10/15/31	535	$ 538,114
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	471	470,675
Hilcorp Energy I LP, Term Loan, 6.366%, (1 mo. USD Term SOFR + 2.00%), 2/11/30	798	800,661
ITT Holdings LLC, Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.48%), 10/11/30	835	836,118
Matador Bidco SARL, Term Loan, 8.666%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	3,111	3,148,876
Natgasoline LLC, Term Loan, 9.816%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	497	502,880
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.573%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	912	913,265
Oxbow Carbon LLC, Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	509	509,352
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
UGI Energy Services LLC, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	2,335	$ 2,350,823
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32	475	476,040
		$ 10,546,804
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31	494	$ 495,843
		$ 495,843
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals LLC, Term Loan, 7.816%, (1 mo. USD Term SOFR + 3.50%), 8/1/32	525	$ 528,938
Bausch Health Cos., Inc., Term Loan, 10.566%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	800	792,112
Jazz Financing Lux SARL, Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,553	1,559,050
		$ 2,880,100
Professional Services — 7.9%
AAL Delaware Holdco, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	1,370	$ 1,374,627
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31	975	982,464
Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(8)	150	151,148
APFS Staffing Holdings, Inc., Term Loan, 8.566%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	221	195,451
Boots Group Bidco Ltd., Term Loan, 8/30/32(10)	1,500	1,505,625
Camelot U.S. Acquisition LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	1,961	1,951,903
Citrin Cooperman Advisors LLC:
Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,221	1,222,360
Term Loan, 4/1/32(8)	79	78,862
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32	548	549,491
Term Loan, 3/31/32(8)	127	127,197
CoreLogic, Inc., Term Loan, 7.931%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	1,539	1,537,728
Corporation Service Co., Term Loan, 6.316%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	251	250,773
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27	1,335	1,331,278

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		2,187	$ 2,154,703
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		1,187	873,548
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		1,870	420,640
First Advantage Holdings LLC, Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		1,469	1,474,305
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	625	738,558
Grant Thornton Advisors LLC, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		1,837	1,835,674
iSolved, Inc., Term Loan, 7.066%, (1 mo. USD Term SOFR + 2.75%), 10/14/30		494	496,549
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,393	1,397,175
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		1,833	1,785,847
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.519%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,525	1,798,852
Tempo Acquisition LLC, Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 8/31/28		1,305	1,298,890
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		1,221	1,067,821
			$ 26,601,469
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30		1,330	$ 1,333,517
			$ 1,333,517
Road & Rail — 1.5%
Avis Budget Car Rental LLC, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		300	$ 298,453
First Student Bidco, Inc.:
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		1,357	1,359,855
Term Loan, 6.711%, (3 mo. USD Term SOFR + 2.50%), 8/15/30		416	416,763
Hertz Corp., Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28		714	611,470
Kenan Advantage Group, Inc., Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		2,538	2,497,183
			$ 5,183,724
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		479	$ 189,125
			$ 189,125
Software — 16.9%
Applied Systems, Inc., Term Loan, 6.446%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		639	$ 638,789
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(9)		532	150,658
Term Loan, 0.00%, 10/25/28(9)		747	9,177
Term Loan, 0.00%, 10/25/29(9)		1,115	30,671
Avalara, Inc., Term Loan, 3/26/32(10)		350	352,529
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		3,010	3,016,666
Boxer Parent Co., Inc.:
Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	286	335,495
Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		3,907	3,906,701
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		2,069	1,735,695
Cloudera, Inc.:
Term Loan, 8.166%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		2,099	2,053,518
Term Loan - Second Lien, 10.416%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		650	574,844
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		232	238,506
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		791	758,538
Cornerstone OnDemand, Inc., Term Loan, 8.181%, (1 mo. USD Term SOFR + 3.75%), 10/16/28		1,137	1,097,968
Dragon Buyer, Inc., Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,318	1,321,572
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		1,883	1,884,876
ECI Macola Max Holding LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		1,511	1,516,789
Epicor Software Corp., Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		4,177	4,192,440
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		1,447	1,436,715
GoTo Group, Inc.:
Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28		1,054	916,881
Term Loan - Second Lien, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28		661	240,722
Ivanti Software, Inc., Term Loan, 10.051%, (3 mo. USD Term SOFR + 5.75%), 6/1/29		100	103,297

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Marcel LUX IV SARL, Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,290	$ 1,295,113
McAfee LLC, Term Loan, 7.349%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,438	2,335,262
OceanKey (U.S.) II Corp., Term Loan, 7.916%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,452	1,458,636
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	1,596	1,322,762
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	403,137
Open Text Corp., Term Loan, 6.066%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,280	1,281,058
Project Alpha Intermediate Holding, Inc., Term Loan, 10/26/30(10)	1,500	1,506,652
Project Boost Purchaser LLC, Term Loan, 7.069%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,419	1,419,203
Proofpoint, Inc., Term Loan, 7.316%, (1 mo. USD Term SOFR + 3.00%), 8/31/28	2,896	2,916,954
Quartz Acquireco LLC, Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,477	1,478,679
RealPage, Inc.:
Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,500	1,499,745
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	399	400,716
Rocket Software, Inc., Term Loan, 11/28/28(10)	200	200,750
Sabre GLBL, Inc.:
Term Loan, 7.931%, (1 mo. USD Term SOFR + 3.50%), 12/17/27	127	121,508
Term Loan, 7.931%, (1 mo. USD Term SOFR + 3.50%), 12/17/27	389	372,366
Term Loan, 8.666%, (1 mo. USD Term SOFR + 4.25%), 6/30/28	84	79,555
Term Loan, 10.416%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	1,177	1,130,366
Term Loan, 10.416%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	541	514,412
SkillSoft Corp., Term Loan, 9.681%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	1,464	1,370,161
SolarWinds Holdings, Inc., Term Loan, 8.36%, (1 mo. USD Term SOFR + 4.00%), 4/16/32	1,975	1,952,169
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	5,214	5,217,938
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29	660	679,670
Vision Solutions, Inc., Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,727	1,617,837
		$ 57,087,696
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail — 3.5%
Apro LLC, Term Loan, 8.107%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		571	$ 571,312
Boels Topholding BV, Term Loan, 4.654%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	517	607,169
EG America LLC, Term Loan, 2/7/28(10)		1,200	1,207,338
Great Outdoors Group LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,819	2,830,182
Harbor Freight Tools USA, Inc., Term Loan, 6.566%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,178	2,155,273
Homeserve USA Holding Corp., Term Loan, 6.34%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		913	913,278
Les Schwab Tire Centers, Term Loan, 6.699% - 6.816%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		1,678	1,678,681
LIDS Holdings, Inc., Term Loan, 9.964%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		64	63,804
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	825	972,208
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		798	801,328
			$ 11,800,573
Trading Companies & Distributors — 4.6%
CD&R Hydra Buyer, Inc., Term Loan, 8.416%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		963	$ 956,795
Core & Main LP, Term Loan, 6.315%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		369	370,321
DXP Enterprises, Inc., Term Loan, 8.066%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		688	692,211
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308% - 8.316%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR+ 4.00%), 1/29/31		938	942,939
Herc Holdings, Inc., Term Loan, 6.351%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		350	352,275
Kodiak Building Partners, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		455	452,886
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		474	475,220
Park River Holdings, Inc., Term Loan, 7.802%, (3 mo. USD Term SOFR + 3.25%), 12/28/27		1,795	1,793,308
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	1,000	1,209,682
Quimper AB:
Term Loan, 5.689%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	350	412,184
Term Loan, 5.703%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	375	441,625

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28	3,729	$ 3,179,258
White Cap Buyer LLC, Term Loan, 7.566%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	3,268	3,273,437
Windsor Holdings III LLC, Term Loan, 7.073%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	1,155	1,158,007
		$ 15,710,148
Transportation Infrastructure — 0.6%
Brown Group Holding LLC, Term Loan, 6.949% - 7.066%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31	594	$ 594,770
KKR Apple Bidco LLC, Term Loan, 6.816%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	1,494	1,495,617
		$ 2,090,387
Total Senior Floating-Rate Loans (identified cost $491,252,541)		$477,485,896

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(4)(5)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.19%(12)	11,913,901	$ 11,913,901
Total Short-Term Investments (identified cost $11,913,901)		$ 11,913,901
Total Investments — 157.8% (identified cost $548,488,839)		$534,222,266
Less Unfunded Loan Commitments — (0.3)%		$ (954,803)
Net Investments — 157.5% (identified cost $547,534,036)		$533,267,463
Notes Payable — (27.2)%		$(92,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (23.6)%		$(80,000,000)
Other Assets, Less Liabilities — (6.7)%		$(22,772,739)
Net Assets Applicable to Common Shares — 100.0%		$338,494,724
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2025, the aggregate value of these securities is $35,994,864 or 10.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2025.
(3)	When-issued, variable rate security whose interest rate will be determined after August 31, 2025.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At August 31, 2025, the total value of unfunded loan commitments is $960,923.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after August 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,337,851	EUR	9,015,019	Standard Chartered Bank	9/2/25	$ —	$(208,818)
USD	1,720,346	EUR	1,500,000	JPMorgan Chase Bank, N.A.	9/30/25	—	(37,552)
USD	8,252,967	EUR	7,012,481	State Street Bank and Trust Company	9/30/25	34,816	—
USD	2,131,817	EUR	1,815,909	Australia and New Zealand Banking Group Limited	11/28/25	—	(3,920)
USD	2,133,279	EUR	1,815,909	HSBC Bank USA, N.A.	11/28/25	—	(2,458)
USD	1,725,623	EUR	1,469,593	HSBC Bank USA, N.A.	11/28/25	—	(2,803)
USD	2,545,450	EUR	2,168,249	State Street Bank and Trust Company	11/28/25	—	(4,684)
USD	1,667,600	GBP	1,234,271	HSBC Bank USA, N.A.	11/28/25	—	(1,487)
						$34,816	$(261,722)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At August 31, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
 At August 31, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $11,913,901, which represents 3.5% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended August 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,184,349	$46,049,428	$(36,319,876)	$ —	$ —	$11,913,901	$97,922	11,913,901
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 20,922,097	$ —	$ 20,922,097
Common Stocks	43,390	5,337,589	1,040,390	6,421,369
Corporate Bonds	—	16,835,057	—	16,835,057
Preferred Stocks	304,250	339,696	—	643,946
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	475,672,593	858,500	476,531,093
Warrants	—	—	0	0
Short-Term Investments	11,913,901	—	—	11,913,901
Total Investments	$12,261,541	$519,107,032	$1,898,890	$533,267,463
Forward Foreign Currency Exchange Contracts	$ —	$ 34,816	$ —	$ 34,816
Total	$12,261,541	$519,141,848	$1,898,890	$533,302,279
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (261,722)	$ —	$ (261,722)
Total	$ —	$ (261,722)	$ —	$ (261,722)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2025 is not presented.

Eaton Vance
Floating-Rate Income Trust
August 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.